Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property and equipment, net
Schedule of property and equipment, net

Property and equipment, net consists of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Cost(i):
Leasehold improvements	412,409	365,328
Equipment, fixture and furniture, and other fixed assets	421,207	352,184
Total cost	833,616	717,512
Less: accumulated depreciation	(567,496)	(503,836)
Property and equipment, net	266,120	213,676
(i)During the year ended December 31, 2023 and 2024, the Company recognized impairment loss of RMB55,403 and RMB48,497. No impairment loss of property and equipment was recognized for the year ended December 31, 2022.